SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES
Allowance for doubtful accounts, returns and credits	$ 14	$ 13	$ 12
Allowance for Doubtful Accounts
Activity in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance	73	49	45
Bad debt expense	28	37	15
Write-offs	(21)	(13)	(16)
Other	1		5
Allowance for doubtful accounts, ending balance	$ 81	$ 73	$ 49